US Food Holding Corp - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Mar. 31, 2016
Restricted payment capacity	$ 432		$ 506	$ 374
Restricted asset	2,060		1,108
Sysco Corporation [Member]
Termination fees in connection with termination of acquisition agreement	$ 300	$ 288	300
US Foods.Inc. [Member]
Restricted payment capacity			506
Restricted asset			1,108
US Foods.Inc. [Member] | Sysco Corporation [Member]
Termination fees in connection with termination of acquisition agreement			$ 300